Earnings (Loss) Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Common Share [Abstract]
Earnings (Loss) Per Common Share
24.      Earnings (Loss) Per Common Share:

Basic and diluted earnings (loss) per share amounts were calculated by dividing net income (loss) by the weighted-average number of common shares outstanding.  The numerators and denominators used to calculate basic and diluted earnings (loss) per share for the three year periods ended December 31, 2011, 2010 and 2009 are as follows (in thousands):

	2011	2010	2009

Numerator for earnings (loss) per share:
Net income attributable to Leucadia National
Corporation common shareholders for basic
earnings per share	$25,231	$1,939,312	$550,280
Interest on 3¾% Convertible Notes	-	3,707	7,199
Net income attributable to Leucadia National
Corporation common shareholders for diluted
earnings per share	$25,231	$1,943,019	$557,479

Denominator for earnings (loss) per share:
Denominator for basic earnings (loss) per share –
weighted-average shares	244,425	243,379	241,437
Stock options	73	42	2
Warrants	75	–	–
3¾% Convertible Notes	-	4,251	6,410
Denominator for diluted earnings (loss) per share	244,573	247,672	247,849

Options to purchase 1,639,375, 1,865,625 and 2,247,590 weighted-average shares of common stock were outstanding during the years ended December 31, 2011, 2010 and 2009, respectively, but were not included in the computation of diluted per share amounts as the effect was antidilutive.

The denominator for diluted earnings (loss) per share does not include weighted average common shares of 4,000,000 for the year ended December 31, 2011 related to outstanding warrants to purchase common shares at $33.84 per share, as the effect was antidilutive.  Warrants to purchase 4,000,000 and 4,000,000 weighted average common shares at $28.515 per share were outstanding during the years ended December 31, 2010 and 2009, respectively, but were not included in the computation of diluted per share amounts as the effect was antidilutive.

For the year ended December 31, 2011, 4,283,518 shares related to the 3¾% Convertible Notes were not included in the computation of diluted per share amounts as the effect was antidilutive.

Outstanding stock options and stock appreciation rights of a subsidiary are not included above since the subsidiary operates at a net loss and the effect is antidilutive.